Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Joint Ventures [Abstract]
Schedule of aggregate information of joint ventures
	December 31
	2017	2016
	NIS in thousands

The Group’s share of profit (loss) from continuing operations	-	3,317
The Group’s share of total comprehensive income (loss)	-	3,317
Aggregate carrying amount of the Group’s interests in these joint ventures	5,592	5,750